Shareholders' Deficit - Schedule of Stock Options Outstanding (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stock Option Outstanding, Beginning Balance	93,203,369
Stock Option Outstanding, Granted	1,000,000	93,203,369
Stock Option Outstanding, Cancelled
Stock Option Outstanding, Exercised
Stock Option Outstanding, Ending Balance	94,203,369	93,203,369
Stock Option Outstanding, Exercisable	93,286,702	93,203,369
Weighted Average Exercise Price, Beginning Balance	$ 0.029
Weighted Average Exercise Price, Granted	0.030	0.029
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Ending Balance	0.029	0.029
Weighted Average Exercise Price, Exercisable	$ 0.029	$ 0.029
Weighted Average Remaining Contractual Term (years), Outstanding Beginning	3 years 11 months 15 days
Weighted Average Remaining Contractual Term (years), Granted	1 year 10 months 10 days
Weighted Average Remaining Contractual Term (years), Outstanding Ending	3 years 2 months 8 days	3 years 11 months 15 days
Weighted Average Remaining Contractual Term (years), Exercisable	3 years 2 months 16 days	3 years 11 months 15 days
Aggregated Intrinsic Value, Outstanding	$ 2,232,620	$ 2,721,538
Aggregated Intrinsic Value, Exercisable	$ 2,210,895	$ 2,721,538